INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Total	$ (4,609)	$ (2,410)	$ (10,931)	$ (8,053)	$ (11,408)	$ (25,870)
Canada [Member]
Total					4,542	7,365
United States [Member]
Total					$ 6,866	$ 18,505